Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 24,549	$ 32,673
Derivative liabilities	(2,208)	(7,233)
Net assets (liabilities)	22,341	25,440
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	24,549	32,673
Derivative liabilities	(2,208)	(7,233)
Net assets (liabilities)	$ 22,341	$ 25,440